Other reserves (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Reserves Within Equity [Abstract]
Summary of Other Reserves
	Other comprehensive income
	Cash flow reserve[a] £m	Fair value reserve[b] £m	Cost of hedging reserve[c] £m	Translation reserve[d] £m	Merger and other reserves £m	Total £m

At 1 April 2016	173	16	–	345	858	1,392
Exchange differences[e]	–	–	–	227	–	227
Net fair value gain on cash flow hedges	884	–	–	–	–	884
Movements in relation to cash flow hedges recognised in income and expense	(938)	–	–	–	–	(938)
Fair value movement on available-for-sale assets	–	(3)	–	–	–	(3)
Tax recognised in other comprehensive income	8	–	–	21	–	29

At 1 April 2017	127	13	–	593	858	1,591
Exchange differences[e]	–	–	–	(188)	–	(188)
Net fair value gain on cash flow hedges	(368)	–	–	–	–	(368)
Movements in relation to cash flow hedges recognised in income and expense	277	–	–	–	–	277
Fair value movement on available-for-sale assets	–	11	–	–	–	11
Tax recognised in other comprehensive income	10	–	–	(9)	–	1
Transfer to realised profit	(83)	–	–	–	–	(83)
At 31 March 2018	(37)	24	–	396	858	1,241
Transfer to cost of hedging reserve	81	–	(81)	–	–	–
At 31 March 2018	44	24	(81)	396	858	1,241
Exchange differences[e]	–	–	–	64	–	64
Net fair value loss on cash flow hedges	168	–	8	–	–	176
Movements in relation to cash flow hedges recognised in income and expense	(31)	–	13	–	–	(18)
Fair value movement on assets at fair value through other comprehensive income	–	3	–	–	–	3
Tax recognised in other comprehensive income	(37)	–	–	(4)	–	(41)
Transfer to realised profit	–	–	–	–	–	–
At 31 March 2019	144	27	(60)	456	858	1,425

[a] The cash flow reserve is used to record the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred. Amounts ‘recognised in income and expense’ include a net charge to the cash flow reserve of £30m (2017/18: credit of £295m, 2016/17: charge of £941m) relating to fair value movements on derivatives. The items generating these foreign exchange movements are in designated cash flow hedge relationships.

[b] The fair value reserve (2018, 2017: available-for-sale reserve) is used to record the cumulative fair value gains and losses on assets classified as fair value through other comprehensive income (2018, 2017: available-for-sale financial assets). The cumulative gains and losses are recycled to the income statement on disposal of the assets.

[c] The cost of hedging reserve reflects the gain or loss on the portion excluded from the designated hedging instrument that relates to the currency basis element of our cross currency swaps. It is initially recognised in other comprehensive income and accounted for similarly to gains or losses in the cash flow reserve.

[d] The translation reserve is used to record cumulative translation differences on the assets and liabilities of foreign operations. The cumulative translation differences are recycled to the income statement on disposal of the foreign operation.

[e] Excludes £(2)m (2017/18: £1m, 2016/17: £10m) of exchange differences in relation to retained earnings attributed to non-controlling interests.